Segment Information (Details) - Schedule of Key Financial Performance Measures of the Segments - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue from subscription segment [Member]
Revenue from subscription segment
Revenue	$ 11,392,072	$ 12,395,929
Cost of revenue	(11,489,456)	(11,110,051)
Gross profit	(97,384)	1,285,878
Revenue from advertisement segment [Member]
Revenue from subscription segment
Revenue	5,270,804	7,367,405
Cost of revenue	(1,974,887)	(5,709,685)
Gross profit	3,295,917	1,657,720
Revenue from live events segment [Member]
Revenue from subscription segment
Revenue	2,240,835	1,275,391
Cost of revenue	(2,390,455)	(1,278,004)
Gross profit	(149,620)	(2,613)
Consolidated [Member]
Revenue from subscription segment
Revenue	18,903,711	21,038,725
Cost of revenue	(15,854,798)	(18,097,740)
Gross profit	$ 3,048,913	$ 2,940,985